6. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	[1]
Property Equipment And Leasehold Improvements Details
Furniture and fixtures	$ 539,715	$ 65,311
Computers and equipment	408,058	41,656
Leasehold improvements	356,946	7,649
Property plant and equipment gross	1,304,719	114,616
Less: accumulated depreciation	(192,820)	(79,428)
Property plant and equipment net	$ 1,111,899	$ 35,188	$ 55,413

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.